Business Segment Information - Additional Information (Detail)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Group One
Sales Information [Line Items]
Customers Accounted For sales	11.20%	10.90%	10.10%
Maximum | No single customer
Sales Information [Line Items]
Customers Accounted For sales	10.00%	10.00%	10.00%